Document Information	12 Months Ended
Aug. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001173643
Registrant Name	TRX GOLD CORPORATION
Period End Date	Aug. 31, 2023
Reporting Currency	USD